Operating Leases	12 Months Ended
Dec. 31, 2020
Operating Leases
Operating Leases

15. Operating Leases

The Company leases office space under operating lease agreements with terms that do not exceed five years.

The components of lease expense for the year ended December 31, 2020 are as follows:

Year Ended
($ in thousands)	December 31, 2020
Operating lease cost	$252
Variable lease cost	132
Total lease expenses	$384

Other information relating to leases for the year ended December 31, 2020 are as follows:

Year Ended
($ in thousands)	December 31, 2020
Operating cash flows from operating leases	$253
Right-of-use assets obtained in exchange for new or modified operating lease liabilities	$1,305
Weighted-average remaining lease term (in years)	2.6
Weighted-average discount rate – operating leases	6.0%

The Company calculated the weighted-average discount rate using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term.

Maturity of lease liabilities as of December 31, 2020 are as follows ($ in thousands):

($ in thousands)
Year ending December 31, 2021	$322
Year ending December 31, 2022	337
Year ending December 31, 2023	355
Year ending December 31, 2024	233
Year ending December 31, 2025	114
Total undiscounted future cash flows	1,361
Less: present value discount	(156)
Operating lease liabilities	$1,205

Disclosures Related to Periods Prior to Adoption of ASC 842

Future minimum payments under operating leases as of December 31, 2019 were as follows ($ in thousands):

Year ending December 31, 2020	$239
Year ending December 31, 2021	249
Year ending December 31, 2022	264
Year ending December 31, 2023	239
Year ending December 31, 2024	100
Total	$1,091

Total lease expense for the year ended December 31, 2019 was $0.4 million.